EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common shares held in a trust in connection with the RSU plan (note 18(c)), PSU plan (note 18(d)) and LTIP	542,894	500,514
Total	238,650,839
Common Shares Outstanding
Common shares outstanding	232,250,441	224,965,140	217,650,795
Stock options
Employee stock options	5,857,504